Revision to Previously Reported Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Revision To Prior Year Financial Statements [Abstract]
Accounting Changes and Error Corrections [Text Block]

Note 3. Revision to Previously Reported Financial Statements

The Company revised certain disclosures in the financial statements filed with our quarterly report for the period ended June 30, 2015. We revised financial statements to separately disclose related party revenues on the face of the consolidated statement of income, which were previously on Note 12. We also revised Note 7 to complement disclosures about long-term debt by including a description of assets pledged to secure debt agreements and the maturities of long-term debt and capital lease obligations.
The Company analyzed the errors under SEC staff guidance (Staff Accounting Bulletin 99) and determined the errors are immaterial on a quantitative and qualitative basis and that it is probable that the judgement of a reasonable person relying upon the financial statements would not have been changed or influenced by the inclusions or correction of these items.

Note 4. Revision to prior year financial statements

The Company revised the presentation of trade accounts receivable, due from related parties and long term receivables from related parties in its consolidated financial statement balance sheets for the year ending December 31, 2013 to reflect amounts due the Company that had not been reconciled and recorded on a timely basis into the correct balance sheet accounts. The Company subsequently executed a long term payment agreement as of December 31, 2014 with related party Ventanas Solar. The correction of the error did not affect previously reported net income in either of the years ended December 31, 2013 or 2014.
A tabular summary of the revisions to correct these errors is presented below:

	Consolidated Balance Sheet Year ended December 31, 2013
	Previously Reported	Revisions	Revised Reported
Trade accounts receivables, net	59,010	(8,082)	50,928
Due from related parties	19,058	2,360	21,418
Total current assets	160,570	(5,722)	154,848
Long term receivables from related parties	—	5,722	5,722
Total assets	248,214	—	248,214
Net income	22,312	—	22,312

The Company revised financial statements to separately present related party revenues on the face of the consolidated statement of income, which were previously disclosed in Note 15. The Company also revised certain footnote disclosures in the financial statements filed with our annual report for the year ended December 31, 2014. We revised Note 21 to include geographic information about long lived assets, Note 6 to complement disclosures about long-term debt by including a description of the assets pledged to secure debt agreements and Note 20 to complement disclosures of the accounting treatment of assets acquired.

The Company analyzed the errors under SEC staff guidance (Staff Accounting Bulletin 108 and Staff Accounting Bulletin 99) and determined that the errors are immaterial on a quantitative and qualitative basis and that it is probable that the judgment of a reasonable person relying upon the financial statements would not have been changed or influenced by the inclusion or correction of the items in the year ended December 31, 2013.